Financial Information by Segment	6 Months Ended
Jun. 30, 2019
Segment Reporting [Abstract]
Financial Information by Segment	Financial Information by Segment
Segment information
The Company's business is organized by its two carbon black product types. For corporate management purposes and all periods presented the Company had “Rubber” and “Specialty” as reportable operating segments. Rubber carbon black is used in the reinforcement of rubber in tires and mechanical rubber goods. Specialties are used as pigments and performance additives in coatings, polymers, printing and special applications.
The following table shows the relative size of the net sales recognized in each of the Company’s reportable segments:

	Three months ended June 30,		Six months ended June 30,
	2019	2018	2019	2018
Rubber	65%	64%	65%	64%
Specialty	35%	36%	35%	36%

The senior management team, which is composed of the CEO, CFO and certain other senior management members is the chief operating decision maker (“CODM”). The senior management team monitors the operating segments’ results separately in order to facilitate decisions regarding the allocation of resources and determine the segments’ performance. Orion uses Adjusted EBITDA as the segments' performance measure. The CODM does not review reportable segment asset or liability information for purposes of assessing performance or allocating resources.
Adjustment items are not allocated to the individual segments as they are managed on a group basis.

Segment reconciliation for the three months ended June 30, 2019 and 2018:

	Rubber	Specialties	Corporate and other	Total
	(In thousands)
2019
Net sales from external customers	$259,731	$139,285	$—	$399,016
Adjusted EBITDA	$40,493	$31,035	$—	$71,528
Corporate charges	—	—	(4,501)	(4,501)
Depreciation and amortization of intangible assets and property, plant and equipment	(14,213)	(11,191)	—	(25,404)
Excluding equity in earnings of affiliated companies, net of tax	(153)	—	—	(153)
Income from operations before income tax expense and finance costs	26,127	19,844	(4,501)	41,470
Interest and other financial expense, net	—	—	(7,566)	(7,566)
Income tax expense	—	—	(9,309)	(9,309)
Equity in earnings of affiliated companies, net of tax	153	—	—	153
Net income				$24,748

2018
Net sales from external customers	$248,915	$142,671	$—	$391,586
Adjusted EBITDA	$35,923	$45,225	$—	$81,148
Corporate charges	—	—	25,692	25,692
Depreciation and amortization of intangible assets and property, plant and equipment	(14,470)	(9,769)	—	(24,239)
Excluding equity in earnings of affiliated companies, net of tax	(144)	—	—	(144)
Income from operations before income tax expense and finance costs	21,309	35,456	25,692	82,457
Interest and other financial expense, net	—	—	(8,777)	(8,777)
Income tax expense	—	—	(20,743)	(20,743)
Equity in earnings of affiliated companies, net of tax	144	—	—	144
Net income				$53,081

Segment reconciliation for the six months ended June 30, 2019 and 2018:

	Rubber	Specialties	Corporate and other	Total
	(In thousands)
2019
Net sales from external customers	$512,859	$270,871	$—	$783,730
Adjusted EBITDA	$75,658	$60,437	$—	$136,095
Corporate charges	—	—	(10,137)	(10,137)
Depreciation and amortization of intangible assets and property, plant and equipment	(27,978)	(21,521)	—	(49,499)
Excluding equity in earnings of affiliated companies, net of tax	(290)	—	—	(290)
Income from operations before income tax expense and finance costs	47,390	38,916	(10,137)	76,169
Interest and other financial expense, net	—	—	(14,009)	(14,009)
Income tax expense	—	—	(18,748)	(18,748)
Equity in earnings of affiliated companies, net of tax	290	—	—	290
Net income				$43,702

2018
Net sales from external customers	$513,943	$284,342	$—	$798,285
Adjusted EBITDA	$71,579	$85,561	$—	$157,140
Corporate charges	—	—	19,972	19,972
Depreciation and amortization of intangible assets and property, plant and equipment	(29,374)	(19,655)	—	(49,029)
Excluding equity in earnings of affiliated companies, net of tax	(293)	—	—	(293)
Income from operations before income tax expense and finance costs	41,912	65,906	19,972	127,790
Interest and other financial expense, net	—	—	(17,159)	(17,159)
Income tax expense	—	—	(31,089)	(31,089)
Equity in earnings of affiliated companies, net of tax	293	—	—	293
Net income				$79,835

The sales information noted above relates to external customers only. ‘Corporate and other’ includes income and expense that cannot be directly allocated to the business segments or are managed on corporate level and includes finance income and expenses, taxes and items with less bearing on the underlying core business.